COMMITMENTS AND CONTINGENCIES (Details Textual) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2014
Commitments And Contingencies Textual [Abstract]
Operating Leases, Rent Expense	$ 0	$ 0	$ 201,000	$ 73,000
Operating Leases, Future Minimum Payments Due	$ 0		400,000
Operating Leases, Future Minimum Payments Due, Next Twelve Months			200,000
Operating Leases, Future Minimum Payments, Due in Two Years			$ 200,000